Financial Assets at Fair Value Through Profit or Loss - Schedule of Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets at Fair Value Through Profit or Loss [Abstract]
Investment in a rent-a-captive company	$ 1,000	$ 995,101